Capital Lease (Details 1) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Year ended December 31,
2019	¥ 76,013	$ 11,056
2020	50,403	7,331
2021	47,419	6,897
2022	42,535	6,186
2023	31,463	4,576
Thereafter	69,616	10,126
Total minimum lease payments	317,449	46,172
Less: Amount representing interest	46,210	6,722
Present value of net minimum lease payments	271,239	39,450
Current portion	40,239	5,852
Non-current portion	¥ 231,000	$ 33,598